WBI BullBear Quality 3000 ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 93.1%
	Capital Goods - 19.0%
29,725	A.O. Smith Corp.	$2,009,707
5,766	Cummins, Inc.	1,494,028
13,707	Emerson Electric Company	1,236,646
20,982	Fortune Brands Home & Security, Inc.	2,010,495
3,385	W.W. Grainger, Inc.	1,357,148

		8,108,024

	Consumer Services - 0.8%
2,987	Yum! Brands, Inc. +	323,134

	Diversified Financials - 11.3%
6,433	Ameriprise Financial, Inc.	1,495,351
5,234	The Goldman Sachs Group, Inc.	1,711,518
13,069	Raymond James Financial, Inc.	1,601,736

		4,808,605

	Energy - 2.2%
12,491	Diamondback Energy, Inc.	917,964

	Food & Staples Retailing - 3.8%
45,617	The Kroger Co. +	1,641,756

	Household & Personal Products - 1.2%
3,778	Kimberly-Clark Corp.	525,331

	Insurance - 1.8%
5,085	Primerica, Inc.	751,665

	Materials - 9.7%
39,832	CRH PLC - ADR(c)	1,871,307
9,699	PPG Industries, Inc.	1,457,372
15,929	Steel Dynamics, Inc.	808,556

		4,137,235

	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
16,596	AbbVie, Inc.	1,796,019
18,923	Gilead Sciences, Inc.	1,222,994

		3,019,013

	Retailing - 11.9%
17,786	Best Buy Company, Inc.	2,042,011
10,346	Target Corp. +	2,049,232
5,673	Tractor Supply Company	1,004,575

		5,095,818

	Semiconductors & Semiconductor Equipment - 5.0%
16,128	Applied Materials, Inc.	2,154,701

	Software & Services - 10.0%
6,884	Accenture PLC - Class A - ADR+(c)	1,901,705
5,987	Microsoft Corp.	1,411,555
848	Shopify, Inc. - ADR*(c)	938,312

		4,251,572

	Technology Hardware & Equipment - 2.0%
5,102	CDW Corp.	845,656

	Transportation - 7.3%
18,828	Expeditors International of Washington, Inc.	2,027,587
6,400	United Parcel Service, Inc. - Class B	1,087,936

		3,115,523

	TOTAL COMMON STOCKS (Cost $37,848,452)	39,695,997

	REITS - 2.4%
	Real Estate - 2.4%
28,045	Iron Mountain, Inc. +	1,037,945

	TOTAL REITS (Cost $778,891)	1,037,945

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENTS - 0.8%
351,287	U.S. Bank Money Market Deposit Account, 0.00% (d)	351,287

	TOTAL SHORT TERM INVESTMENTS (Cost $351,287)	351,287

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.1%
6,871,666	Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (a)(b)	6,871,666

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,871,666)	6,871,666

	TOTAL INVESTMENTS - 112.4% (Cost $45,850,296)	47,956,895
	Liabilities in Excess of Other Assets - (12.4)%	(5,290,106)

	NET ASSETS - 100.0%	$42,666,789

PLC	Public Limited Company
ADR	American Depository Receipt
+	All or portion of this security is on loan as of March 31, 2021. Total value of securities on loan is $6,596,209.
*	Non-income producing security.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2021.
(b)	Privately offered liquidity fund.
(c)	Foreign issued security. Foreign concentration is as follows: Ireland: 8.84%, Canada: 2.20%.
(d)	Rounded to 0.00

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.